Note 3 - Vessels, Net (Details Textual)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Advances for Vessel Under Construction	$ 7,615,944	$ 7,615,944		$ 0
Payments for Vessels Under Construction		$ 7,615,294	$ (0)
Eco Design Fuel Efficient Containerships [Member]
Security Deposit, Percentage		10.00%
Advances for Vessel Under Construction	$ 2,560,000	$ 2,560,000
Number of Vessels Under Construction	2	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76,100,000	$ 76,100,000
Payments for Vessels Under Construction	$ 7,600,000
Eco Design Fuel Efficient Containership One [Member]
Payments for Vessels Under Construction		3,800,000
Eco Design Fuel Efficient Containerships Two [Member]
Payments for Vessels Under Construction		$ 3,800,000